Related Parties (Details) - Schedule of Related Party Note Payable - Related Party Note Payable [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Related Party Note Payable [Line Items]
Related party promissory note	$ 578,290	$ 362,779
Current portion of related party note payable	578,290	362,779
Related party note payable, net of current portion